SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	$ (261,500)	$ (193,261)
Land	5,104	5,104
Capital work in progress	9,792	10,224
Total	466,732	437,743
Buildings And Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	$ 40,594	31,827
Buildings And Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Buildings And Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	25 years
Drilling Rigs, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	$ 622,302	534,964
Drilling Rigs, Plant and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Drilling Rigs, Plant and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	15 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Property, plant and equipment gross	$ 2,515	2,282
Office Equipment and Tools [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	$ 40,339	39,174
Office Equipment and Tools [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Office Equipment and Tools [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Vehicles and Cranes [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	$ 7,586	$ 7,429
Vehicles and Cranes [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Vehicles and Cranes [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	8 years